Significant Accounting Policies (Details 2) (USD $)	12 Months Ended		54 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Stock options to non-employees
Stock-based compensation expense recognized	$ 249,000	$ 83,000	$ 332,000
Research and development expense | Non-employees
Stock options to non-employees
Stock-based compensation expense recognized	25,000
General and administrative expense | Non-employees
Stock options to non-employees
Stock-based compensation expense recognized	$ 133,000